SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Accounts receivable, allowance for credit loss	$ 50,000		$ 50,000		$ 20,000		$ 25,000
Contract with customer, asset	13,475,000		13,475,000
Impairment loss	0	$ 0	0	$ 0	0		0
Impairment charges	0		0		0
Property, Plant and Equipment, Net	$ 285,305		$ 285,305		802,557	[1]
Deferred financing costs					1,427,729
Capitalized Computer Software, Net					569,923
Capitalized Computer Software, Amortization					0
Short-Term Lease, Cost					186,202		$ 19,000
KOREA, REPUBLIC OF
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net					$ 1,012,291
Minimum [Member] | Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years		3 years
Maximum [Member] | Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
In Process Research and Development [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years

[1]	Derived from audited information